Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Notes [Abstract]
Convertible Notes
7.	Convertible Notes

a.	Pre-Reverse Merger Convertible Debt

During the three-month period ended March 31, 2013, the Company had certain convertible notes payable amounting to $512,500 which were outstanding during that period. The Company recorded amortization expense and interest expense of $158,805 and $15,375, respectively, in connection with such debt during the three-month period ended March 31, 2013. The obligations under such notes were satisfied in May 2013.

b.	Post-Reverse Merger Convertible Debt

At March 31, 2014 and December 31, 2013 post-reverse merger convertible debentures consisted of the following:

	March 31,	December 31,
	2014	2013

Convertible notes payable	$3,520,000	$3,520,000
Unamortized debt discount	(101,174)	(115,508)
Total	$3,418,826	$3,404,492

The post-reverse convertible debentures bear interest at 10% and mature three years from their issuance at dates ranging between October 2015 and March 2016. Such debentures are subject to (i) an optional conversion into shares of the Company's Common Stock at the note holder's election following the date upon which the Company's registration statement, as defined in the debentures, is declared effective with the SEC or (ii) a mandatory conversion thirty-six (36) months from the date of issuance. The shares of Common Stock issuable upon conversion of the debentures shall equal: (i) their principal amount and the accrued interest thereon (assuming the Company elects to pay the interest in shares of Common Stock) divided by (ii) $1.00.

The Company generated proceeds of $374,955 from the issuance of such debentures during the three-month period ended March 31, 2013.

In connection with the issuance of the debt, the Company issued 187,500 warrants to the noteholders during the three-month period ended March 31, 2013. The Company accounts for the warrant valuation in accordance with FASB ASC 470-20, Debt with Conversion and Other Options. The Company records the fair value of warrants issued in connection with those instruments. The discount recorded in connection with the warrant valuation is recognized as non-cash interest expense and is amortized over the term of the convertible note. The fair value of the warrants, which amounted to $17,995 has been recognized as beneficial conversion feature and recorded as debt discount during the three-month period ended March 31, 2013. The Company recorded an amortization of debt discount in connection with all the warrants issued and outstanding at their respective measurement date, which amounted to $14,333 and $8,098 during the three-month period ended March 31, 2014 and 2013, respectively.

7.	Convertible Notes

a.	Pre-Reverse Merger Convertible Debt

At December 31, 2013 and 2012 pre-reverse merger convertible debentures consisted of the following:

	December 31,	December 31,
	2013	2012

Convertible notes payable	$-	$512,500
Unamortized debt discount	-	(172,921)
Total	$-	$339,579

Prior to reverse merger and closing of the private placement as discussed below, the Company entered into convertible loans with third party non-affiliates in which $312,500 was received in cash and 400,000 common shares were converted into convertible notes payable valued at $200,000. These loans were convertible at a rate of 33 1/3% of the private placement share price. As a result, the Company recorded $512,500 in debt discount related to the beneficial conversion feature. In connection with these debentures, the Company has recorded amortization expense amounting to $177,244 (pre reverse merger) and $335,256 (post reverse merger) with $0 net of discount balance remaining. During the year ended December 31, 2013 and 2012, the Company charged to operations amortization of debt discount of $172,921 and $339,579, respectively. In May 2013, the Company issued 1,696,833 shares of its Common Stock valued at $0.333 per share as a result of converting $512,500 of principal and $52,545 of interest of its pre reverse merger convertible note holders.

Interest expense recorded on the notes for the year ended December 31, 2013 and 2012 amounted to $32,040 and $15,717, respectively.

b.	Post-Reverse Merger Convertible Debt

At December 31, 2013 and December 31, 2012 post-reverse merger convertible debentures consisted of the following:

	December 31,	December 31,
	2013	2012

Convertible notes payable	$3,520,000	$1,650,000
Unamortized debt discount	(115,508)	(74,411)
Total	$3,404,492	$1,575,589

Private Placement Notes

On October 18, 2012, the Company completed an initial closing (the "Initial Closing") of a "best efforts" private offering of up to $5,000,000 (the "2012 Private Placement Offering") of Units (as defined below) with a group of accredited investors (the "Purchasers") for total gross proceeds to us of $1,050,000. During November 2012 and December 2012, the Company raised additional proceeds of $600,000. During 2013, the Company raised additional proceeds of $1,225,000. On April 18, 2013, the Company completed the final closing of the 2012 Private Placement Offering. In the aggregate, the Company sold 115 Units, for aggregate gross proceeds of $2,875,000. Pursuant to a subscription agreement with the Purchasers (the "Subscription Agreement"), the Company issued to the Purchasers units consisting of (i) 10% Convertible Senior Secured Notes (the "Private Placement Notes") and (ii) warrants to purchase shares (the "Private Placement Warrants") of our Common Stock at an exercise price of $2.00 per share. Each Unit consists of a Private Placement Note, in the principal face amount of $25,000, and Private Placement Warrants to purchase 12,500 shares of common stock (the "Units").

On June 21, 2013, the Company completed its final closing of a "best efforts" private offering of up to $2,000,000 (the "2013 Private Placement Offering") of Private Placement Units (such Private Placement Units being identical to the Private Placement Units issued in the 2012 Private Placement Offering) with a group of accredited investors (the "2013 Private Placement Purchasers") for total aggregate gross proceeds of $645,000. Pursuant to a subscription agreement with the 2013 Private Placement Purchasers (the "2013 Private Placement Subscription Agreement"), the Company issued to the 2013 Private Placement Purchasers units consisting of (i) 10% Convertible Senior Secured Notes (these notes mirror the Private Placement Notes) and (ii) warrants (these warrants mirror the Private Placement Warrants) to purchase shares of Common Stock at an exercise price of $2.00 per share. The Private Placement Units each consisted of a Private Placement Note, in the principal face amount of $25,000, and Private Placement Warrants to purchase 12,500 shares of common stock.

The Private Placement Notes accrue interest at a rate of 10% on the aggregate principal amount, payable on the third anniversary of the issue date (the "Maturity Date") if not converted prior to the Maturity Date. The Private Placement Notes are subject to (i) an optional conversion into shares of the Company's Common Stock at the note holder's election following the date upon which the Company's Registration Statement (as defined in the 2012 Private Placement Offering documents) is declared effective with the SEC or (ii) a mandatory conversion thirty-six (36) months from the date of issuance. The shares of Common Stock issuable upon conversion of the Private Placement Notes shall equal: (i) the principal amount of the Private Placement Note and the accrued interest thereon (assuming the Company elects to pay the interest in shares of Common Stock) divided by (ii) $1.00.

Warrants

The Private Placement Warrants are exercisable for an aggregate of 1,760,000 shares of the Company's Common Stock as of December 31, 2013. The Private Placement Warrants are exercisable for a period of three years from the original issue date. The exercise price with respect to the Warrants is $2.00 per share.

The Company accounts for the warrant valuation in accordance with FASB ASC 470-20, Debt with Conversion and Other Options. The Company records the fair value of warrants issued in connection with those instruments. The discount recorded in connection with the warrant valuation is recognized as non-cash interest expense and is amortized over the term of the convertible note. The Company recorded to additional paid in capital and debt discount against notes $89,743 for the calculated fair value of the warrants, in conjunction with the notes issued for the year ended December 31, 2013. Amortization expense for the years ended December 31, 2013 and 2012 amounted to $48,646 and $4,774, respectively.

Convertible Notes Payable

In October 2013, the Company entered into an unsecured convertible promissory note totaling $100,000 bearing interest at 10% per annum. On December 31, 2013, the Company converted the $100,000 note to 200,000 shares and $1,176 of interest to 2,353 shares at a price of $0.50 per share.

The Company analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The intrinsic value of the beneficial conversion feature was determined to be $100,000 and was recorded as debt discount. During the year ended December 31, 2013, debt discount of $100,000 was amortized upon conversion.